Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of convertible redeemable preferred share
The Company’s convertible redeemable preferred shares activities for the years ended December 31, 2019, 2020 and 2021 are summarized below:

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Series E Preferred Shares		Series F Preferred Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balance as of January 1, 2019	60,000,000	30,144	40,000,000	56,554	147,068,133	400,950	60,856,049	317,533	83,474,263	874,107	—	—	391,398,445	1,679,288
Issuance of Series E Preferred Shares Tranche I and II, net of issuance cost	—	—	—	—	—	—	—	—	60,599,104	691,894	—	—	60,599,104	691,894
Accretion on convertible redeemable preferred shares to redemption value	—	3,290	—	6,231	—	42,417	—	35,053	—	145,328	—	—	—	232,319

Balance as of December 31, 2019	60,000,000	33,434	40,000,000	62,785	147,068,133	443,367	60,856,049	352,586	144,073,367	1,711,329	—	—	451,997,549	2,603,501

Issuance of Series F Preferred Shares, net of issuance cost	—	—	—	—	—	—	—	—	—	—	99,354,585	2,803,114	99,354,585	2,803,114
Accretion on convertible redeemable preferred shares to redemption value	—	2,743	—	5,191	—	35,198	—	28,196	—	133,704	—	78,949	—	283,981

Balance as of December 31, 2020	60,000,000	36,177	40,000,000	67,976	147,068,133	478,565	60,856,049	380,782	144,073,367	1,845,033	99,354,585	2,882,063	551,352,134	5,690,596

Accretion on convertible redeemable preferred shares to redemption value	—	1,057	—	2,006	—	13,580	—	10,823	—	51,072	—	85,527	—	164,065
Conversion of preferred shares to ordinary shares	(60,000,000)	(37,234)	(40,000,000)	(69,982)	(147,068,133)	(492,145)	(60,856,049)	(391,605)	(144,073,367)	(1,896,105)	(99,354,585)	(2,967,590)	(551,352,134)	(5,854,661)

Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—